Appendix 1 - Major Subsidiaries of CSI (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Major Subsidiaries of CSI
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	393,532,526
CSI Solartronics (Changshu) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Technologies Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Solar Manufacture Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Luoyang) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Changshu) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
SZCC, or CSI Cells
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (USA) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI Project Consulting GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	70.00%
Canadian Solar Japan K.K.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	90.67%
Canadian Solar Solutions Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
SZSP
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar EMEA GmbH
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Australia) Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
HKSI
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar O&M (Ontario) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Suzhou Sanysolar Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Canadian Solar South East Asia Pte., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Manufacturing (Suzhou) Inc.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	61.00%
Canadian Solar South Africa Pty., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Brasil Servicos De Consultoria EM Energia Solar Ltda.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Middle East Limited
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solartronics (Suzhou) Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar (Thailand) Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
Canadian Solar Construction (USA) LLC
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	80.00%
Changsu Tegu New Materials Technology Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	75.00%
Changshu Tlink Co., Ltd.
Major Subsidiaries of CSI
Attributable Equity Interest Held (as a percent)	100.00%